Earnings Per Share	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
Earnings Per Share [Abstract]
Earnings Per Share

7. Earnings Per Share

Basic and diluted net earnings per share for each of the periods presented are calculated as follows:

	For the three months ended June 30, 2026	For the three months ended June 30, 2025
	US$	US$
Numerator:
Net income attributable to ordinary shareholders – basic and diluted	3,151,784	1,851,812

Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	8,636,186	8,577,679
Earnings per share attributable to ordinary shareholders – basic and diluted	0.36	0.22

Basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. No securities were anti-dilutive for diluted earnings per share for the periods presented.

8. Earnings Per Share

Basic and diluted net earnings per share for each of the periods presented are calculated as follows:

	March 31, 2026	March 31, 2025
	US$	US$
Numerator:
Net income attributable to ordinary shareholders – basic and diluted	7,533,321	4,823,338

Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	8,608,245	8,577,583
Earnings per share attributable to ordinary shareholders – basic and diluted	0.88	0.56

Basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. No securities were anti-dilutive for diluted earnings per share for the periods presented.